UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 6/30/2012
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Pentwater Capital Management LP

Address:   227 West Monroe Street, Suite 4000
           Chicago, IL   60606


Form 13F File Number: 28-12843


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Neal Nenadovic
Title:  Chief Financial Officer
Phone:  312-589-6405

Signature,  Place,  and  Date  of  Signing:

/s/ Neal Nenadovic                 Chicago, IL                        8/14/2012
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:             103

Form 13F Information Table Value Total:  $    3,250,534
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE

                                                  FORM 13F INFORMATION TABLE

          COLUMN 1                 COLUMN 2       COLUMN 3  COLUMN 4     COLUMN 5       COLUMN 6  COLUMN 7       COLUMN 8
----------------------------- ------------------- --------- -------- ----------------- ---------- -------- --------------------
                                                             VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER     VOTING AUTHORITY
       NAME OF ISSUER           TITLE OF CLASS      CUSIP   (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE   SHARED NONE
----------------------------- ------------------- --------- -------- -------- --- ---- ---------- -------- -------- ------ ----
ABOVENET INC                  COM                 00374N107    60639   721891 SH       SOLE                  721891      0    0
ALLISON TRANSMISSION HLDGS I  COM                 01973R951      527    30000 SH  PUT  SOLE                   30000      0    0
ALLISON TRANSMISSION HLDGS I  COM                 01973R101     4829   275000 SH       SOLE                  275000      0    0
ALPHA NATURAL RESOURCES INC   COM                 02076X102    18117  2080000 SH       SOLE                 2080000      0    0
ALPHA NATURAL RESOURCES INC   COM                 02076X902     9581  1100000 SH  CALL SOLE                 1100000      0    0
ALPHA NATURAL RESOURCES INC   COM                 02076X952    16680  1915000 SH  PUT  SOLE                 1915000      0    0
ALPHA NATURAL RESOURCES INC   NOTE 2.375% 4/15    02076XAA0     8372  9950000 PRN      SOLE                 9950000      0    0
AMERICAN RLTY CAP TR INC      COM                 02917L101     7925   725737 SH       SOLE                  725737      0    0
AMERICAN TOWER CORP           COM                 03027X100     2796    40000 SH       SOLE                   40000      0    0
AMYLIN PHARMACEUTICALS INC    COM                 032346908    23124   820000 SH  CALL SOLE                  820000      0    0
AMYLIN PHARMACEUTICALS INC    COM                 032346108    90804  3220000 SH       SOLE                 3220000      0    0
ANADARKO PETE CORP            COM                 032511907    15888   240000 SH  CALL SOLE                  240000      0    0
ANADARKO PETE CORP            COM                 032511957    32438   490000 SH  PUT  SOLE                  490000      0    0
ANADARKO PETE CORP            COM                 032511107    36410   550000 SH       SOLE                  550000      0    0
AOL INC                       COM                 00184X105      702    25000 SH       SOLE                   25000      0    0
ARIBA INC                     COM                 04033V203    58188  1300000 SH       SOLE                 1300000      0    0
ATP OIL & GAS CORP            COM                 00208J958     2184   650000 SH  PUT  SOLE                  650000      0    0
BANK OF AMERICA CORPORATION   COM                 060505104     1023   125000 SH       SOLE                  125000      0    0
BENIHANA INC                  COM                 082047101      483    30000 SH       SOLE                   30000      0    0
CATALYST HEALTH SOLUTIONS INC COM                 14888B103    14016   150000 SH       SOLE                  150000      0    0
CHIQUITA BRANDS INTL INC      NOTE 4.250% 8/16    170032AT3     7460 10205000 PRN      SOLE                10205000      0    0
COLLECTIVE BRANDS INC         COM                 19421W100    31059  1450000 SH       SOLE                 1450000      0    0
COST PLUS INC CALIF           COM                 221485105     5500   250000 SH       SOLE                  250000      0    0
DELPHI AUTOMOTIVE PLC         COM                 G27823106    52275  2050000 SH       SOLE                 2050000      0    0
DELPHI AUTOMOTIVE PLC         COM                 G27823906     1275    50000 SH  CALL SOLE                   50000      0    0
DELPHI AUTOMOTIVE PLC         COM                 G27823956     3060   120000 SH  PUT  SOLE                  120000      0    0
DOLLAR THRIFTY AUTOMOTIVE GP  COM                 256743105   260960  3223322 SH       SOLE                 3223322      0    0
DOLLAR THRIFTY AUTOMOTIVE GP  COM                 256743955     8096   100000 SH  PUT  SOLE                  100000      0    0
ELSTER GROUP SE               SPONSORED ADR       290348101    30450  1500000 SH       SOLE                 1500000      0    0
EQUINIX INC                   COM                 29444U902     3513    20000 SH  CALL SOLE                   20000      0    0
EQUINIX INC                   COM                 29444U952     3513    20000 SH  PUT  SOLE                   20000      0    0
EXPRESS SCRIPTS INC           COM                 302182900     2792    50000 SH  CALL SOLE                   50000      0    0
FACEBOOK INC                  COM                 30303M952     2177    70000 SH  PUT  SOLE                   70000      0    0
FACEBOOK INC                  CL A                30303M102    33433  1075000 SH       SOLE                 1075000      0    0
FUSHI COPPERWELD INC          COM                 36113E107    22764  2619600 SH       SOLE                 2619600      0    0
FUSHI COPPERWELD INC          COM                 36113E957       87    10000 SH  PUT  SOLE                   10000      0    0
GENERAL MTRS CO               *W  EXP  07/10/2016 37045V118    11020  1000000 SH       SOLE                 1000000      0    0
GENERAL MTRS CO               *W  EXP  07/10/2019 37045V126     6780  1000000 SH       SOLE                 1000000      0    0
GENERAL MTRS CO               COM                 37045V950     3747   190000 SH  PUT  SOLE                  190000      0    0
GEN-PROBE INC                 COM                 36866T103    67404   820000 SH       SOLE                  820000      0    0
GEORESOURCES INC              COM                 372476101     6548   178861 SH       SOLE                  178861      0    0
GOLDMAN SACHS GROUP INC       COM                 38141G104     1150    12000 SH       SOLE                   12000      0    0
GOODRICH CORP                 COM                 382388106   291870  2300000 SH       SOLE                 2300000      0    0
GRACE W R & CO                COM                 38388F908     5045   100000 SH  CALL SOLE                  100000      0    0
GRACE W R & CO                COM                 38388F108    25225   500000 SH       SOLE                  500000      0    0
HEARTWARE INTL INC            COM                 422368100    30192   340000 SH       SOLE                  340000      0    0
HEARTWARE INTL INC            NOTE 3.500%12/17    422368AA8    20351 17000000 PRN      SOLE                17000000      0    0
HERTZ GLOBAL HOLDINGS INC     COM                 42805T905     3840   300000 SH  CALL SOLE                  300000      0    0
HICKS ACQUISITION CO II INC   COM                 429090103     5066   510182 SH       SOLE                  510182      0    0
HOMESTREET INC                COM                 43785V102     7064   220809 SH       SOLE                  220809      0    0
HUMAN GENOME SCIENCES INC     COM                 444903958    26260  2000000 SH  PUT  SOLE                 2000000      0    0
HUMAN GENOME SCIENCES INC     COM                 444903108    60766  4628000 SH       SOLE                 4628000      0    0
INTERLINE BRANDS INC          COM                 458743101     7020   280000 SH       SOLE                  280000      0    0
IVANHOE MINES LTD             COM                 46579N103    18184  1878500 SH       SOLE                 1878500      0    0
IVANHOE MINES LTD             COM                 46579N953    16166  1670000 SH  PUT  SOLE                 1670000      0    0
IVANHOE MINES LTD             RIGHT 07/19/2012    46579N152     1687  1830000 SH       SOLE                 1830000      0    0
JPMORGAN CHASE & CO           COM                 46625H900    36445  1020000 SH  CALL SOLE                 1020000      0    0
JPMORGAN CHASE & CO           COM                 46625H950    32157   900000 SH  PUT  SOLE                  900000      0    0
JPMORGAN CHASE & CO           COM                 46625H100    41659  1165946 SH       SOLE                 1165946      0    0
KINDER MORGAN INC             COM                 49456B101    78256  2428794 SH       SOLE                 2428794      0    0

                                                  FORM 13F INFORMATION TABLE

          COLUMN 1                 COLUMN 2       COLUMN 3  COLUMN 4     COLUMN 5       COLUMN 6  COLUMN 7       COLUMN 8
----------------------------- ------------------- --------- -------- ----------------- ---------- -------- --------------------
                                                             VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER     VOTING AUTHORITY
       NAME OF ISSUER           TITLE OF CLASS      CUSIP   (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE   SHARED NONE
----------------------------- ------------------- --------- -------- -------- --- ---- ---------- -------- -------- ------ ----
KINDER MORGAN INC             COM                 49456B951    22554   700000 SH  PUT  SOLE                  700000      0    0
KINDER MORGAN INC             *W EXP 05/25/2017   49456B119    11370  5264118 SH       SOLE                 5264118      0    0
KIPS BAY MEDICAL INC          COM                 49726K105      143   146000 SH       SOLE                  146000      0    0
KNOLOGY INC                   COM                 499183804     6204   315404 SH       SOLE                  315404      0    0
LEAP WIRELESS INTL INC        COM                 521863958    34175  5315000 SH  PUT  SOLE                 5315000      0    0
LEAP WIRELESS INTL INC        COM                 521863308    31829  4950011 SH       SOLE                 4950011      0    0
LINCARE HLDGS INC             COM                 532791950     3402   100000 SH  PUT  SOLE                  100000      0    0
LINCARE HLDGS INC             COM                 532791900    14969   440000 SH  CALL SOLE                  440000      0    0
LINCARE HOLDINGS INC          COM                 532791100    11907   350000 SH       SOLE                  350000      0    0
LYONDELLBASELL INDUSTRIES     SHS - A -           N53745100    42686  1060000 SH       SOLE                 1060000      0    0
LYONDELLBASELL INDUSTRIES     COM                 N53745950    33424   830000 SH  PUT  SOLE                  830000      0    0
LYONDELLBASELL INDUSTRIES     COM                 N53745900    28592   710000 SH  CALL SOLE                  710000      0    0
MCMORAN EXPLORATION CO        COM                 582411104     5765   455000 SH       SOLE                  455000      0    0
MCMORAN EXPLORATION CO        COM                 582411954     5702   450000 SH  PUT  SOLE                  450000      0    0
MCMORAN EXPLORATION CO        COM                 582411904     1267   100000 SH  CALL SOLE                  100000      0    0
ONYX PHARMACEUTICALS INC      COM                 683399909    43857   660000 SH  CALL SOLE                  660000      0    0
ONYX PHARMACEUTICALS INC      COM                 683399959    56483   850000 SH  PUT  SOLE                  850000      0    0
ONYX PHARMACEUTICALS INC      COM                 683399109    37126   558700 SH       SOLE                  558700      0    0
PEP BOYS MANNY MOE & JACK     COM                 713278959      990   100000 SH  PUT  SOLE                  100000      0    0
PF CHANG'S CHINA BISTRO INC   COM                 69333Y108    20588   400000 SH       SOLE                  400000      0    0
PROGRESS ENERGY INC           COM                 743263105     7652   127167 SH       SOLE                  127167      0    0
RAILAMERICA INC               COM                 750753402      481    19880 SH       SOLE                   19880      0    0
RAMTRON INTERNATIONAL CORP    COM                 751907304      214    71000 SH       SOLE                   71000      0    0
SANOFI                        RIGHT 12/31/2020    80105N113     5584  3960400 SH       SOLE                 3960400      0    0
SEARS HLDGS CORP              COM                 812350956     1791    30000 SH  PUT  SOLE                   30000      0    0
SIRIUS XM RADIO INC           COM                 82967N958     9250  5000000 SH  PUT  SOLE                 5000000      0    0
SIRIUS XM RADIO INC           COM                 82967N108     9250  5000000 SH       SOLE                 5000000      0    0
SIX FLAGS ENTERTAINMENT CORP  COM                 83001A102   130574  2410000 SH       SOLE                 2410000      0    0
SOLUTIA INC                   COM                 834376501    40673  1450000 SH       SOLE                 1450000      0    0
SPDR S&P 500 ETF TR           COM                 78462F953   548503  4030000 SH  PUT  SOLE                 4030000      0    0
SPDR S&P 500 ETF TR           COM                 78462F903   232740  1710000 SH  CALL SOLE                 1710000      0    0
SPDR S&P 500 ETF TR           TR UNIT             78462F103     6806    50000 SH       SOLE                   50000      0    0
STEWART ENTERPRISES INC       CL A                860370105    76788 10800000 SH       SOLE                10800000      0    0
TALBOTS INC                   *W EXP 04/09/2015   874161110        4  1339985 SH       SOLE                 1339985      0    0
VENOCO INC                    COM                 92275P307     4004   400000 SH       SOLE                  400000      0    0
VISTEON CORP                  COM                 92839U206     1875    50000 SH       SOLE                   50000      0    0
WALTER ENERGY INC             COM                 93317Q105    23626   535010 SH       SOLE                  535010      0    0
WALTER ENERGY INC             COM                 93317Q905    28925   655000 SH  CALL SOLE                  655000      0    0
WALTER ENERGY INC             COM                 93317Q955    19452   440500 SH  PUT  SOLE                  440500      0    0
WARNER CHILCOTT PLC IRELAND   COM                 G94368900     1076    60000 SH  CALL SOLE                   60000      0    0
YAHOO! INC                    COM                 984332106     9023   570000 SH       SOLE                  570000      0    0
YOUKU INC                     COM                 98742U950     1084    50000 SH  PUT  SOLE                   50000      0    0
YOUKU INC                     COM                 98742U900     1084    50000 SH  CALL SOLE                   50000      0    0